U.S. Treasury Grant	12 Months Ended
Dec. 31, 2013
U.S. Treasury Grant
U.S. Treasury Grant

On April 5, 2012, PCA’s application for a U.S. Treasury Section 1603 Grant for Specified Energy property was approved for the Valdosta energy project. The Company received the grant proceeds of $57.4 million on April 11, 2012 and recorded the proceeds as a reduction to the cost of the related property, plant, and equipment. These proceeds will be amortized ratably over the estimated useful lives of the related equipment, which amounts to $3.2 million each year.